Grupo Santander	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about business combination [abstract]
Grupo Santander	Grupo Santander
Appendices I, II and III to the consolidated annual accounts for the year ended 31 December 2023 provide relevant information on Grupo Santander companies at that date and on the companies accounted for under the equity method.
Also, Note 3 to the aforementioned consolidated annual accounts includes a description of the most significant acquisitions and disposals of companies performed by Grupo Santander in 2023, 2022 and 2021.
During the first six months of 2024, no significant operations have been carried out or those are pending execution at 30 June 2023.